Income Taxes (Details) - Schedule of statutory tax rate to pre-tax income - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of Statutory Tax Rate To Pre Tax Income [Abstract]
Expected taxation at HK statutory rate	$ (132,504)	$ 592,762
Tax effect of two-tiered profits tax regime	(21,142)	(21,273)
Effect of income tax rate difference in other jurisdictions	(336,712)	(84,207)
Non-deductible expenses	116,287	33,725
Non-taxable income	(10,764)	(191,365)
Change in valuation allowance	1,455,390	357,650
Others	542	(1,469)
Income tax expense	$ 1,071,097	$ 685,823